Note 43 - Condensed Statement of Income (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income (Deutsche Bank Parent) [Line Items]
Interest income, excluding dividends from subsidiaries	€ 13,830	€ 15,301	€ 17,402
Dividends received from [Abstract]
Dividends received from bank subsidiaries	356	166	914
Dividends received from nonbank subsidiaries	893	859	608
Interest expense	5,120	6,274	9,810
Net interest and dividend income	9,959	10,052	9,114
Provision for credit losses	317	1,444	3,118
Net interest and dividend income after provision for credit losses	9,642	8,608	5,996
Noninterest income [Abstract]
Commissions and fee income	4,987	4,414	2,957
Net gains (losses) on financial assets/liabilities at fair value through profit or loss	2,151	1,709	132
Other income (loss)	105	1,506	(11,912)
Total noninterest income	7,034	7,629	(8,824)
Noninterest expenses [Abstract]
Compensation and benefits	5,395	5,641	4,760
General and administrative expenses	7,427	6,950	7,735
Services provided by (to) affiliates, net	2,097	2,730	1,328
Impairment of goodwill and other intangible assets	0	0	75
Total noninterest expenses	14,918	15,321	13,898
Profit (loss) before income taxes	1,757	916	(16,725)
Income tax expense (benefit)	213	(34)	1,357
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	€ 1,544	€ 950	€ (18,083)